Consolidated Statements of Changes in Shareholders' Equity - HKD ($)	Class A ordinary shares [member] Ordinary shares [member]		Class A ordinary shares [member]	Class B ordinary shares [member] Ordinary shares [member]		Class B ordinary shares [member]	Subscription Receivables [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Mar. 31, 2022	$ 2,233	[1]		$ 78	[1]		$ (3,974)	$ 2,011,663	$ (615,030)	$ 1,394,970
Balance, shares at Mar. 31, 2022	28,660,000			1,000,000
IfrsStatementLineItems [Line Items]
Net Profit		[1]			[1]				(482,783)	(482,783)
Balance at Mar. 31, 2023	$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	(1,097,813)	912,187
Balance, shares at Mar. 31, 2023	28,660,000			1,000,000
IfrsStatementLineItems [Line Items]
Net Profit		[1]			[1]				7,088,874	7,088,874
Dividend		[1]			[1]				(5,500,000)	(5,500,000)
Balance at Mar. 31, 2024	$ 2,233	[1]		$ 78	[1]		(3,974)	2,011,663	491,061	2,501,061
Balance, shares at Mar. 31, 2024	28,660,000		28,660,000	1,000,000		1,000,000
IfrsStatementLineItems [Line Items]
Net Profit		[1]			[1]				6,425,533	6,425,533
Balance at Mar. 31, 2025	$ 2,233	[1]		$ 78	[1]		$ (3,974)	$ 2,011,663	$ 6,916,594	$ 8,926,594
Balance, shares at Mar. 31, 2025	28,660,000		28,660,000	1,000,000		1,000,000

[1]	The shares amounts are presented on a retroactive basis.